Debt (Receivables-Related Borrowings) (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Receivables Facility [Member]
Maximum borrowing capacity			$ 200.0
Maturity date			Sep. 01, 2012
Outstanding accounts receivable			618.2
Receivables facility	$ 100.0	$ 100.0
Weighted average interest rate	2.20%	1.60%	1.00%